Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 32,195,995	$ 15,289,069	$ 5,927,732	$ 53,412,796
MEXICO | Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	3,977,616			3,977,616
MEXICO | Ministry of Economy (Secretaría de Economía) [Member]
Total	7,644,879		5,482,151	13,127,030
BRAZIL | Ministry of Economy (Secretaría de Economía) [Member]
Total			445,581	445,581
BRAZIL | Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	17,111,099			17,111,099
BRAZIL | National Mining Agency (Agência Nacional de Mineração) [Member]
Total		15,289,069		15,289,069
BRAZIL | State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	3,462,401			3,462,401
Las Encinas S.A. de C.V.
Total	4,028,995		5,466,364	9,495,359
Las Encinas S.A. de C.V. | MEXICO | Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	2,578,682			2,578,682
Las Encinas S.A. de C.V. | MEXICO | Ministry of Economy (Secretaría de Economía) [Member]
Total	1,450,313		5,466,364	6,916,677
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V.
Total	7,593,500		461,368	8,054,868
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | MEXICO | Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,398,934			1,398,934
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | MEXICO | Ministry of Economy (Secretaría de Economía) [Member]
Total	6,194,566		15,787	6,210,353
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | BRAZIL | Ministry of Economy (Secretaría de Economía) [Member]
Total			$ 445,581	445,581
Mineração Usiminas
Total	20,573,500	15,289,069		35,862,569
Mineração Usiminas | BRAZIL | Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	17,111,099			17,111,099
Mineração Usiminas | BRAZIL | National Mining Agency (Agência Nacional de Mineração) [Member]
Total		$ 15,289,069		15,289,069
Mineração Usiminas | BRAZIL | State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	$ 3,462,401			$ 3,462,401